Condensed Consolidating Financial Information - Additional Information (Details)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Apr. 28, 2014
Augusta
Business Acquisition [Line Items]
Ownership percentage	98.00%	98.00%	98.00%	98.00%